Quarterly Financial Summary (unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Summary

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
(in thousands, except per share data)	2021	2021	2021	2021
Product sales	$—	$—	$—	$—
Gross profit	$130	$—	$—	$—
Operating loss	$(1,291)	$(2,503)	$(2,296)	$(2,843)
Net loss	$(1,283)	$(2,501)	$(2,294)	$(2,843)
Net loss per share – basic and diluted	$(0.03)	$(0.06)	$(0.08)	$(0.12)

	Three Months Ended
	December 31,	September 30,	June 30,	March 31,
	2020	2020	2020	2020
Product sales	$—	$—	$—	$—
Gross profit	$500	$—	$—	$—
Operating loss	$(1,274)	$(1,602)	$(3,116)	$(8,904)
Net loss	$(1,291)	$(1,603)	$(3,100)	$(8,886)
Net loss per share – basic and diluted	$(0.06)	$(0.07)	$(0.15)	$(0.57)